NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of net loss per share, basic and diluted
	For the years ended December 31,
	2016	2017	2018
Numerator:
Net loss attributable to the Company	(25,293,145)	(161,898,979)	(123,239,785)

Net loss attributable to ordinary shareholders for computing basic net loss per ordinary shares	(25,293,145)	(161,898,979)	(123,239,785)
Denominator:
Weighted average ordinary shares outstanding used in computing basic net loss per ordinary shares	1,474,087,060	1,476,144,194	1,476,801,177
Weighted average ordinary shares outstanding used in computing diluted net loss per ordinary shares	1,474,087,060	1,476,144,194	1,476,801,177

Net loss per ordinary share
Basic	(0.02)	(0.11)	(0.08)
Diluted	(0.02)	(0.11)	(0.08)

Weighted average shares used in calculating net loss per ordinary share
Basic	1,474,087,060	1,476,144,194	1,476,801,177
Diluted	1,474,087,060	1,476,144,194	1,476,801,177